Schedule of investments
Delaware Ivy VIP Growth
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.72%
Communication Services — 12.24%
Alphabet Class A †	18,731	$ 52,097,467
Alphabet Class C †	2,870	8,015,881
Electronic Arts	179,342	22,688,557
Meta Platforms Class A †	77,808	17,301,387
Pinterest Class A †	183,738	4,521,792
		104,625,084
Consumer Discretionary — 12.34%
Amazon.com †	18,556	60,491,632
Booking Holdings †	4,538	10,657,266
Ferrari	67,536	14,728,926
Home Depot	30,025	8,987,384
LVMH Moet Hennessy Louis Vuitton ADR	19,460	2,774,607
NIKE Class B	58,204	7,831,930
		105,471,745
Consumer Staples — 3.00%
Coca-Cola	384,367	23,830,754
Estee Lauder Class A	6,812	1,855,044
		25,685,798
Financials — 9.14%
Intercontinental Exchange	136,571	18,043,760
S&P Global	44,109	18,092,630
Visa Class A *	189,138	41,945,134
		78,081,524
Healthcare — 10.59%
Cerner	137,602	12,874,043
Cooper	42,961	17,940,084
Danaher	29,826	8,748,861
Intuitive Surgical †	36,237	10,931,978
UnitedHealth Group	61,517	31,371,824
Zoetis	45,947	8,665,145
		90,531,935
Industrials — 8.46%
CoStar Group †	420,331	27,998,248
Stanley Black & Decker *	53,380	7,461,990
TransUnion	199,857	20,653,222
Union Pacific	26,883	7,344,705
Verisk Analytics	41,063	8,813,352
		72,271,517
Information Technology — 42.21%
Adobe †	32,110	14,629,958
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Apple	448,933	$ 78,388,191
Autodesk †	24,072	5,159,833
Broadridge Financial Solutions *	94,624	14,733,903
Intuit	34,308	16,496,659
Microsoft	341,845	105,394,232
Motorola Solutions	140,451	34,017,232
NVIDIA	125,522	34,249,933
PayPal Holdings †	91,482	10,579,894
Salesforce †	64,069	13,603,130
VeriSign †	150,674	33,518,938
		360,771,903
Transportation — 1.74%
JB Hunt Transport Services	74,040	14,866,491
		14,866,491
Total Common Stocks (cost $538,518,549)		852,305,997

Short-Term Investments — 0.17%
Money Market Mutual Fund — 0.17%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	1,440,570	1,440,570
Total Short-Term Investments (cost $1,440,570)		1,440,570

Total Value of Securities—99.89% (cost $539,959,119)		853,746,567■
Receivables and Other Assets Net of Liabilities—0.11%		898,311
Net Assets Applicable to 63,379,155 Shares Outstanding—100.00%		$854,644,878
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $28,657,988 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $29,608,906.
NQ-IV094 [3/22] 5/22 (2218437)    1